Annual Fund Operating Expenses - Longleaf Partners Small-Cap Fund - Longleaf Partners Small-Cap Fund	May 01, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.96%